RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Amounts due to related parties

	December 31, 2021	December 31, 2020
Advances from directors (interest at prime plus 1%)	$—	$153,291
Entities controlled by directors (non-interest-bearing)	34,756	155,645
Due to related parties	$34,756	$308,936

Amounts charged by related parties

	2021	2020	2019
Interest charged on amounts due to related parties	$275	$4,733	$5,452
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 14)	12,000	12,000	12,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 14)	13,901	12,000	28,784
Total expenses	$56,176	$58,733	$76,236